EQUITY STRUCTURE (Additional Information) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 Subsidiary	Dec. 31, 2019 USD ($) Vote / shares Subsidiary shares	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Percentage of ownership in PBF LLC		100.00%
Shares outstanding		0
Number of subsidiaries acquired | Subsidiary	2	2
PBF Energy [Member] | Class B Common Stock [Member]
Class of Stock [Line Items]
Number of votes per share | Vote / shares		1
Collins Pipeline Company [Member] | Chalmette Refining L.L.C [Member]
Class of Stock [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		80.00%
T&M Terminal Company [Member] | Chalmette Refining L.L.C [Member]
Class of Stock [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		80.00%
PBF Finance Corporation [Member]
Class of Stock [Line Items]
Shares outstanding		100
PBF LLC [Member] | Series B Units [Member]
Class of Stock [Line Items]
Equity unit, stated value per share | $		$ 0
Number of units authorized		1,000,000
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest | $		$ 200,000	$ 200,000